                                                              Semi-Annual Report
                                                     [MUNDER @VANTAGE FUND LOGO]

                                                               December 31, 2000

                                                                    "While it is painful, the correction in
                                                                    the technology and Internet-related
                                                                    sectors of the stock market is
                                                                    establishing a new and more rational base
                                                                    for sound investing. Our fund managers
                                                                    have used this correction to find
                                                                    attractive candidates for purchase."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

       On the following pages, you will find financial information for the Munder @Vantage Fund, a closed-end fund which began operation in mid-October.

       The slide in technology that began in April continued through the remainder of the year. At the time of its launch in mid-October, the @Vantage's targeted markets had pulled back significantly from their peak levels in March and April. However, signs of a significant slowdown in economic growth caused concerns about corporate cutbacks in information technology spending and the investment psychology around the entire technology sector crumbled. During the fourth quarter of the year, the technology sector of the S&P 500 universe fell by -41.7%. At the launch of @Vantage in the early fall, technology stocks appeared to be priced to reflect a realistic view of the future. By the end of the year, the markets seemed to be pricing in a very grim future for technology stocks. This was particularly true for Internet-related investments.

       While it is painful, the correction in the technology and Internet-related sectors of the stock market is establishing a new and more rational base for sound investing. Our fund managers have used this correction to find attractive candidates for purchase. Their focus is on discovering and investing in companies with all of the necessary attributes to be leaders in their markets. Among the qualities that the team looks for when researching companies are revenue opportunities and a clear path to profitability, a strong management team and sound business model, the ability to leverage technology and relationships, and competitive advantages. In the public side of the @Vantage portfolio, we have been focusing on companies involved in infrastructure, the muscle of the business web, and software and services, which provide the brains. The average year-over-year growth in the fourth quarter for the 18 public companies in the @Vantage portfolio is over 240%. In our view, there are excellent opportunities in the markets targeted by @Vantage.

       Our ability to find these attractive opportunities is made easier by our expertise in the technology arena. Munder Capital Management's @Vantage team has significant interaction with the management of technology companies, ranging from start-up firms to established leaders. This interaction has contributed in an important way to our understanding of the firms and trends in the technology sector.

       If you have any questions about the @Vantage Fund, please contact your financial advisor. You can also contact the Fund at 1-800-4MUNDER or through our website at www.@vantagefund.com. Thank you for your confidence in Munder Capital Management and in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, Chairman and CEO
       Munder Capital Management

               Munder @Vantage Fund
                   Portfolio of Investments, December 31, 2000 (Unaudited)

               -----------------------------------------------------------------


    SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 64.3%
                     AEROSPACE AND DEFENSE -- 2.2%
         250,000     REMEC, Inc. +                                                               $      2,406,250
                                                                                                 ----------------
                     COMMERCIAL SERVICES -- 2.7%
         700,000     Network Commerce, Inc. +                                                             525,000
         140,000     PurchasePro.com, Inc. +                                                            2,450,000
                                                                                                 ----------------
                                                                                                        2,975,000
                                                                                                 ----------------
                     CONSULTING SERVICES -- 1.8%
          66,000     DiamondCluster International, Inc. +                                               2,013,000
                                                                                                 ----------------
                     INTERNET CONTENT -- 10.6%
         420,000     Equinix, Inc. +                                                                    1,837,500
          76,000     Internet HOLDRS Trust                                                              2,945,000
         225,000     LifeMinders, Inc. +                                                                  787,500
         380,000     Multex.com, Inc. +                                                                 5,035,000
         335,000     Vicinity Corporation +                                                               994,531
                                                                                                 ----------------
                                                                                                       11,599,531
                                                                                                 ----------------
                     INTERNET SECURITY -- 6.4%
          90,000     Internet Security Systems, Inc. +                                                  7,059,375
                                                                                                 ----------------

                     INTERNET SOFTWARE -- 16.7%
          70,000     Akamai Technologies, Inc. +                                                        1,474,375
         305,000     B2B Internet HOLDRS Trust                                                          5,375,625
          61,000     BEA Systems, Inc. +                                                                4,106,063
         150,000     Blue Martini Software, Inc. +                                                      1,987,500
          60,000     webMethods, Inc. +                                                                 5,336,250
                                                                                                 ----------------
                                                                                                       18,279,813
                                                                                                 ----------------

                     LIMITED PARTNERSHIP -- 0.6%
         200,000     Nea X + **                                                                           200,000
         250,000     Tech Farm Ventures + **                                                              250,000
         200,000     Trident Capital Finance, Inc. + **                                                   200,000
                                                                                                 ----------------
                                                                                                          650,000
                                                                                                 ----------------
                     PRIVATE PLACEMENTS -- 3.7%
       3,000,000     Dot TV + **                                                                        3,000,000
         400,000     RealNames Corporation + **                                                         1,000,000
                                                                                                 ----------------
                                                                                                        4,000,000
                                                                                                 ----------------
                     SEMICONDUCTORS -- 2.0%
          93,700     Transmeta Corporation +                                                            2,201,950
                                                                                                 ----------------

                     TELECOMMUNICATIONS EQUIPMENT -- 17.6%
          56,400     Internet Architecture HOLDRS Trust                                                 3,246,525
         420,000     Internet Infrastructure HOLDRS Trust +, +++                                        9,266,250
         450,000     Luminent, Inc. +                                                                   2,707,031
         120,000     MRV Communications, Inc. +                                                         1,605,000
         200,000     Novatel Wireless, Inc. +                                                           2,475,000
                                                                                                 ----------------
                                                                                                       19,299,806
                                                                                                 ----------------
TOTAL COMMON STOCKS
   (Cost  $115,702,437)                                                                                70,484,725
                                                                                                 ----------------








                       See Notes to Financial Statements.

               Munder @Vantage Fund
                      Portfolio of Investments, December 31, 2000 (Unaudited)
                                  (Continued)
               -----------------------------------------------------------------

       PRINCIPAL
        AMOUNT                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BOND -- 2.7%
    (Cost  $3,000,000)
                     NETWORKING PRODUCTS -- 2.7%
     $ 3,000,000     Mayan Networks Corporation, 144A 5.250% due 11/01/05 ***                    $      3,000,000
                                                                                                 ----------------

U.S. TREASURY BILL-- 10.0%
    (Cost  $10,948,376)
      11,000,000     5.45% ++, due 2/01/2001                                                           10,948,376
                                                                                                 ----------------

REPURCHASE AGREEMENT -- 17.4%
    (Cost  $19,124,000)
      19,124,000     Agreement with State Street Bank and Trust Company,
                     5.950% dated 12/29/2000, to be repurchased at $19,136,643
                     on 01/02/2001, collateralized by $18,560,000 U.S. Treasury Note,
                     7.875% maturing 11/15/2007 (value $19,511,200)                                    19,124,000
                                                                                                 ----------------

TOTAL INVESTMENTS (Cost  $148,774,813*)                                               94.4%           103,557,101
OTHER ASSETS AND LIABILITIES (NET)                                                     5.6              6,120,765
                                                                                    ------       ----------------
NET ASSETS                                                                           100.0%      $    109,677,866
                                                                                    ======       ================

--------------------
*    Aggregate cost for Federal tax purposes.
** Restricted security which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. At December 31, 2000, these securities represent 4.2% of net assets.

                     Security                     Acquisition Date        Acquisition Cost
                     --------                     ----------------        ----------------
              Dot TV                                 11/01/2000             $  3,000,000
              Nea X                                  10/26/2000                  200,000
              RealNames Corporation                  10/17/2000                2,000,000
              Tech Farm Ventures                     12/19/2000                  250,000
              Trident Capital Finance, Inc.          10/18/2000                  200,000



*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing security.
++   Rate represents annualized yield at date of purchase.
+++  Affiliated security.





                       See Notes to Financial Statements.

     Munder @Vantage Fund
         Statement of Assets and Liabilities, December 31, 2000 (Unaudited)

     ---------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $148,774,813)
   See accompanying schedules:
       Securities of unaffiliated issuers...............................................                $     75,166,851
       Securities of affiliated issuers.................................................                       9,266,250
       Repurchase Agreement.............................................................                      19,124,000
                                                                                                        ----------------
Total Investments.......................................................................                     103,557,101
Cash....................................................................................                       4,000,047
Receivable for investment securities sold...............................................                       2,408,817
Interest receivable.....................................................................                          38,507
Receivable for Fund shares sold.........................................................                           3,936
                                                                                                        ----------------
    Total Assets........................................................................                     110,008,408
                                                                                                        ----------------

LIABILITIES:
Investment advisory fee payable.........................................................                         197,922
Shareholder servicing fees payable......................................................                          50,080
Custodian fees payable..................................................................                          15,178
Transfer agent fee payable..............................................................                          12,458
Accrued Trustees' fees and expenses.....................................................                          12,307
Administration fee payable..............................................................                          11,301
Accrued expenses and other payables.....................................................                          31,296
                                                                                                        ----------------
    Total Liabilities...................................................................                         330,542
                                                                                                        ----------------

NET ASSETS..............................................................................                $    109,677,866
                                                                                                        ================



NET ASSETS consist of:
Undistributed net investment loss.......................................................                $       (328,895)
Accumulated net realized loss on investments sold.......................................                     (13,519,355)
Net unrealized depreciation of investments..............................................                     (45,217,712)
Par value...............................................................................                           7,058
Paid-in capital in excess of par value..................................................                     168,736,770
                                                                                                        ----------------
Total Net Assets........................................................................                $    109,677,866
                                                                                                        ================

NET ASSET VALUE
    ($109,677,866 / 7,057,777 shares of common stock outstanding).......................                $          15.54
                                                                                                        ================




                       See Notes to Financial Statements.

      Munder @Vantage Fund (a)
          Statement of Operations, Period Ended December 31, 2000 (Unaudited)

     ---------------------------------------------------------------------------


INVESTMENT INCOME:
Interest................................................................................                $        518,985
Dividends...............................................................................                          10,929
                                                                                                        ----------------
    Total investment income.............................................................                         529,914
                                                                                                        ----------------

EXPENSES:
Investment advisory fee.................................................................                         575,575
Shareholder servicing fees..............................................................                         144,644
Administration fee......................................................................                          32,639
Transfer agent fee......................................................................                          30,450
Trustees' fees and expenses.............................................................                          15,307
Custodian fees..........................................................................                          15,178
Legal and audit fees....................................................................                           6,025
Other...................................................................................                          38,991
                                                                                                        ----------------
       Total Expenses...................................................................                         858,809
                                                                                                        ----------------
NET INVESTMENT LOSS.....................................................................                        (328,895)
                                                                                                        ----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions (including net realized loss of
    $4,863,744 on sales of investments in affiliated securities)........................                     (13,519,355)
Net change in unrealized depreciation of securities.....................................                     (45,217,712)
                                                                                                        ----------------
Net realized and unrealized loss on investments.........................................                     (58,737,067)
                                                                                                        ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................                $    (59,065,962)
                                                                                                        ================





--------------------
(a) The Munder @Vantage Fund commenced operations on October 17, 2000.





                       See Notes to Financial Statements.

          Munder @Vantage Fund (a)
             Statement of Changes in Net Assets, Period Ended December 31, 2000 (Unaudited)

          ----------------------------------------------------------------------


Net investment loss.....................................................................                $       (328,895)
Net realized loss on investments sold...................................................                     (13,519,355)
Net change in unrealized depreciation of investments ...................................                     (45,217,712)
                                                                                                        ----------------
Net decrease in net assets resulting from operations....................................                     (59,065,962)

Net increase in net assets from Fund share transactions.................................                     168,743,828
                                                                                                        ----------------

Net increase in net assets..............................................................                     109,677,866

NET ASSETS:
Beginning of period.....................................................................                               -
                                                                                                        ----------------

End of period...........................................................................                $    109,677,866
                                                                                                        ================

Undistributed net investment loss.......................................................                        (328,895)
                                                                                                        ================





--------------------
(a) The Munder @Vantage Fund commenced operations on October 17, 2000.






                       See Notes to Financial Statements.

         Munder @Vantage Fund (a)
             Financial Highlights, For a Share Outstanding Throughout The Period

         -----------------------------------------------------------------------

                                                                                                       PERIOD
                                                                                                       ENDED
                                                                                                       12/31/00
                                                                                                       (UNAUDITED)
                                                                                                      -------------

Net asset value, beginning of period...............................................                    $   24.00
                                                                                                       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss................................................................                        (0.05)
Net realized and unrealized loss on investments....................................                        (8.32)
                                                                                                       ---------
Total from investment operations...................................................                        (8.37)
                                                                                                       ---------
DECREASE FROM INVESTMENT OPERATIONS:
Offering costs.....................................................................                        (0.09)
                                                                                                       ---------
Net decrease in net asset value....................................................                        (8.46)
                                                                                                       ---------
Net asset value, end of period.....................................................                    $   15.54
                                                                                                       =========
TOTAL RETURN (b)...................................................................                       (35.25)%
                                                                                                       =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................................                    $ 109,678
Ratio of operating expenses to average net assets..................................                         2.99% (c)
Ratio of net investment loss to average net assets.................................                        (1.14)% (c)
Portfolio turnover rate............................................................                           31%
Ratio of operating expenses to average net assets
     without expenses reimbursed...................................................                         2.99% (c)


---------
(a)  The Munder @Vantage Fund commenced operations on October 17, 2000.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.




                       See Notes to Financial Statements.

              Munder @Vantage Fund
                  Notes To Financial Statements, December 31, 2000 (Unaudited)

              ------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Munder @Vantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company, and was organized as a Delaware business trust on April 7, 2000. The Fund commenced operations on October 17, 2000.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Boards of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Trustees determine that such valuation does not constitute fair value at that time. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

     Forward Foreign Currency Exchange Contracts: The Fund may engage in forward foreign currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Fund may use forward foreign currency exchange contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     Futures Contracts: The Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

                Munder @Vantage Fund
                    Notes To Financial Statements, December 31, 2000 (Unaudited)
                              (Continued)
                ----------------------------------------------------------------

     Options: The Fund may write put or call options on securities it owns or has the right to acquire, and may purchase call or put options written by others. Options may relate to individual securities, stock indices, foreign currencies or futures contracts. The purchase of any of these instruments can result in the loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

     When the Fund purchases an option, the premium paid by the Fund is recorded as an asset. When the Fund writes an option, an amount equal to the premium received is recorded as a liability. The amount of this asset or liability is adjusted daily to reflect the current market value of the option. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will recognize a gain if the premium received by the Fund on the closing transaction exceeds the premium paid to purchase the option. When an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security purchased by the Fund.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: The Fund may lend portfolio securities, up to 10% of the value of the Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Fund will receive any interest or dividends paid on the loaned securities. The Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. This income, if any, is reflected as Securities Lending income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

     Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

     Income Recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financials statements issued for fiscal years beginning December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

                Munder @Vantage Fund
                    Notes To Financial Statements, December 31, 2000 (Unaudited)
                              (Continued)
                ----------------------------------------------------------------

     Dividends and Distributions to Shareholders: Dividends from net investment income and net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     Federal Income Taxes: The Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.   INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 2.00% of the value of the Fund's average daily net assets.

     Each Trustee of the Fund is paid an annual retainer of $5,000 plus $500 for each Board meeting attend, plus out-of-pocket expenses related to such attendance at such meetings. Board members who are members of the Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee also receive an annual retainer of $4,000 plus a fee of $1,500 for each meeting of the committee attended. No officer, director or employee of the Advisor receives any compensation from the Fund.

3.   SHAREHOLDER SERVICING PLANS

     The Fund has adopted a Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay each selected broker or dealer a shareholder servicing fee at the annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer.

4.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $165,767,459 and $33,545,667, respectively, for the period ended December 31, 2000.

     At December 31, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,797,962 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $47,015,674.

5.   TRANSACTIONS WITH AFFILIATED COMPANIES

     An affiliated company is a company in which the fund has ownership of at least 5% of the outstanding voting securities. During the period ended December 31, 2000, the Fund held the following affiliated security:



                                                PURCHASED                   SOLD
                                                ---------                   ----
                              VALUE AT                                                        VALUE AT        REALIZED
           AFFILIATE          6/30/00        COST        SHARES       COST        SHARES      12/31/00          LOSS
           ---------          -------        ----        ------       ----        ------      --------          ----

     Internet Infrastructure
     HOLDRS Trust             $    -      $35,035,200   864,000     $18,004,200   444,000     $9,266,250     $(4,863,744)
                                                                                                             ============

               Munder @Vantage Fund
                    Notes To Financial Statements, December 31, 2000 (Unaudited)
                              (Continued)
                ----------------------------------------------------------------

6.   COMMON STOCK

     Each quarter, the Fund will offer to repurchase a minimum of 5% of the number of shares outstanding on the date repurchase requests are due at current net asset value. The Fund's Board of Trustees may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

     Quarterly repurchase offers will commence each January, April, July, and October; and will be completed in the following month.

     Changes in common stock for the Fund were as follows:



                                                                    PERIOD ENDED
                                                                    12/31/00 (a)
                                                           -------------------------------
                                                                  SHARES           AMOUNT
Sold.....................................................      7,057,777     $168,743,828  (b)
Issued as reinvestment...................................              -                -
Redeemed.................................................              -                -
                                                               ---------     ------------

Net increase.............................................      7,057,777     $168,743,828
                                                               =========     ============



(a)  The Munder @Vantage Fund commenced operations on October 17, 2000.
(b)  Net of offering costs of $643,601.

7.   INDUSTRY CONCENTRATION

     The Fund intends to invest at least 65% of it's total net assets in equity securities of U.S. and non-U.S. companies considered by the Advisor to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

     The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an IPO within a period of several months to several years form the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. The Fund may also invest up to 20% of its total assts in securities of private investment funds that invest primarily in venture capital companies.

8.   REVOLVING LINE OF CREDIT


     The Fund, together with other Munder Funds, have established a revolving line of credit with State Street Bank and Trust Company. Borrowings for the Fund under the line may not exceed the lesser of $75,000,000 or 5% of the value of its total assets. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.09% per annum on the daily amount of the unused commitment. During the period ended December 31, 2000, the Fund did not utilize the revolving line of credit and no commitment fees were paid.


                                                        THE MUNDER FUNDS

BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            Thomas B. Bender
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan

OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Libby E. Wilson, Treasurer
            Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR
            Munder Capital Management
            Munder Capital Center
            480 Pierce Street
            Birmingham, MI 48009

TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581

ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110

LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006

INDEPENDENT AUDITORS
            Ernst & Young, LLP
            200 Clarendon Street
            Boston, MA 02116

SANN@VAN1200

INVESTMENT ADVISOR: Munder Capital Management